Subsequent Events Unaudited (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Creazione [Member]	Mar. 31, 2013 Creazione [Member]	Sep. 30, 2012 Creazione [Member]	Sep. 30, 2013 Texas [Member] store	Sep. 30, 2013 Georgia [Member] store	Sep. 30, 2013 North Carolina [Member] store	Sep. 30, 2013 Georgia And North Carolina [Member] store
Subsequent Event [Line Items]
Number of Stores											41	31	3	34
Business acquisition purchase price											$ 103,744,000			$ 62,000,000
Acquisition costs											400,000
Income Tax Benefit From Worthless Stock Deduction								33,200,000
Deferred Tax Assets Stock Basis Difference					9,338,000	0			23,900,000
Valuation Allowance					21,846,000	0				12,600,000
Reversal Of Valuation Allowance								9,300,000
Reversal Of Accrued Interest And Penalties								1,900,000
Reversal Of Unrecognized Tax Benefits								1,000,000
Effective tax rate	(154.10%)		9.90%		45.40%	37.90%	37.50%
Income Tax Expense (Benefit)	(28,013,000)	25,116,000	12,727,000	67,487,000	84,656,000	82,360,000	69,269,000
Ohio Reimbursements Expense					13,400,000
Customer Refundable Fees			$ 33,500